Performance Management	Feb. 26, 2026
Schwab Large-Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000 Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The Russell 1000 Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 26.15% Q2 2020
Worst Quarter: (19.58%) Q2 2022

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Large-Cap Growth Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent		18.56%	15.32%	18.13%
Schwab Large-Cap Growth Fund | Average Annual Return, Label [Optional Text]	Before taxes
Schwab Large-Cap Growth Fund | Average Annual Return, Percent		19.69%	15.11%	15.59%
Schwab Large-Cap Growth Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab Large-Cap Growth Fund | After Taxes on Distributions | Average Annual Return, Percent		19.35%	14.47%	14.40%
Schwab Large-Cap Growth Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab Large-Cap Growth Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.89%	11.97%	12.60%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	26.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.58%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Schwab Core Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 20.88% Q2 2020
Worst Quarter: (21.37%) Q1 2020

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Core Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
Schwab Core Equity Fund | Average Annual Return, Label [Optional Text]	Before taxes
Schwab Core Equity Fund | Average Annual Return, Percent		13.61%	12.87%	12.33%
Schwab Core Equity Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab Core Equity Fund | After Taxes on Distributions | Average Annual Return, Percent		11.94%	9.67%	9.80%
Schwab Core Equity Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab Core Equity Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.23%	9.34%	9.33%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Core Equity Fund | Schwab Core Equity Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Schwab International Core Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 17.18% Q4 2022
Worst Quarter: (24.88%) Q1 2020

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab International Core Equity Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net)(1) | Average Annual Return, Label [Optional Text]		MSCI EAFE Index (Net)(1)
MSCI EAFE Index (Net)(1) | Average Annual Return, Percent	[1]		31.22%	8.92%	8.18%
Schwab International Core Equity Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab International Core Equity Fund | Average Annual Return, Percent			38.70%	11.27%	8.31%
Schwab International Core Equity Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab International Core Equity Fund | After Taxes on Distributions | Average Annual Return, Percent			37.16%	10.54%	7.74%
Schwab International Core Equity Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab International Core Equity Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			24.24%	8.94%	6.75%
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab International Core Equity Fund | Schwab International Core Equity Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	17.18%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(24.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Schwab Dividend Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The Russell 1000 Value Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 14.34% Q4 2020
Worst Quarter: (28.36%) Q1 2020

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Dividend Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent		15.91%	11.33%	10.53%
Schwab Dividend Equity Fund | Average Annual Return, Label [Optional Text]	Before taxes
Schwab Dividend Equity Fund | Average Annual Return, Percent		14.83%	11.63%	8.81%
Schwab Dividend Equity Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab Dividend Equity Fund | After Taxes on Distributions | Average Annual Return, Percent		13.88%	10.01%	7.17%
Schwab Dividend Equity Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab Dividend Equity Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.42%	8.91%	6.68%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Dividend Equity Fund | Schwab Dividend Equity Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	14.34%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(28.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Schwab Small-Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 2000 Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The Russell 2000 Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 25.89% Q4 2020
Worst Quarter: (33.91%) Q1 2020

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Schwab Small-Cap Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 2000® Index | Average Annual Return, Label [Optional Text]	Russell 2000® Index
Russell 2000® Index | Average Annual Return, Percent		12.81%	6.09%	9.62%
Schwab Small-Cap Equity Fund | Average Annual Return, Label [Optional Text]	Before taxes
Schwab Small-Cap Equity Fund | Average Annual Return, Percent		14.58%	10.97%	9.82%
Schwab Small-Cap Equity Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab Small-Cap Equity Fund | After Taxes on Distributions | Average Annual Return, Percent		12.46%	8.80%	7.64%
Schwab Small-Cap Equity Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab Small-Cap Equity Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.18%	8.40%	7.35%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	25.89%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(33.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Schwab Health Care Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Dow Jones Global Health Care Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The Dow Jones Global Health Care Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 15.30% Q2 2020
Worst Quarter: (12.09%) Q1 2020

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Schwab Health Care Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
Dow Jones Global Health Care Index | Average Annual Return, Label [Optional Text]	Dow Jones Global Health Care Index
Dow Jones Global Health Care Index | Average Annual Return, Percent		15.10%	5.17%	8.03%
Schwab Health Care Fund | Average Annual Return, Label [Optional Text]	Before taxes
Schwab Health Care Fund | Average Annual Return, Percent		15.91%	6.54%	8.10%
Schwab Health Care Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab Health Care Fund | After Taxes on Distributions | Average Annual Return, Percent		14.46%	4.83%	6.37%
Schwab Health Care Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab Health Care Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.44%	4.93%	6.23%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Health Care Fund | Schwab Health Care Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(12.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Schwab S&P 500 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 20.55% Q2 2020
Worst Quarter: (19.60%) Q1 2020

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab S&P 500 Index Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
Schwab S&P 500 Index Fund | Average Annual Return, Label [Optional Text]	Before taxes
Schwab S&P 500 Index Fund | Average Annual Return, Percent		17.88%	14.40%	14.78%
Schwab S&P 500 Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab S&P 500 Index Fund | After Taxes on Distributions | Average Annual Return, Percent		17.57%	14.03%	14.30%
Schwab S&P 500 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab S&P 500 Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.80%	11.51%	12.33%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Schwab Small-Cap Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 2000 Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the Russell 2000 Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 31.42% Q4 2020
Worst Quarter: (30.56%) Q1 2020

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Small-Cap Index Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 2000® Index | Average Annual Return, Label [Optional Text]	Russell 2000® Index
Russell 2000® Index | Average Annual Return, Percent		12.81%	6.09%	9.62%
Schwab Small-Cap Index Fund | Average Annual Return, Label [Optional Text]	Before taxes
Schwab Small-Cap Index Fund | Average Annual Return, Percent		12.91%	6.14%	9.68%
Schwab Small-Cap Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab Small-Cap Index Fund | After Taxes on Distributions | Average Annual Return, Percent		12.51%	5.35%	8.49%
Schwab Small-Cap Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab Small-Cap Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent		7.83%	4.63%	7.55%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	31.42%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(30.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Schwab Total Stock Market Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 22.07% Q2 2020
Worst Quarter: (20.98%) Q1 2020

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Total Stock Market Index Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Label [Optional Text]	Dow Jones U.S. Total Stock Market Index
Dow Jones U.S. Total Stock Market Index | Average Annual Return, Percent		17.05%	13.07%	14.21%
Schwab Total Stock Market Index Fund | Average Annual Return, Label [Optional Text]	Before taxes
Schwab Total Stock Market Index Fund | Average Annual Return, Percent		17.06%	13.06%	14.18%
Schwab Total Stock Market Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab Total Stock Market Index Fund | After Taxes on Distributions | Average Annual Return, Percent		16.74%	12.68%	13.70%
Schwab Total Stock Market Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab Total Stock Market Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.30%	10.38%	11.79%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	22.07%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Schwab U.S. Large-Cap Growth Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000 Growth Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the Russell 1000 Growth Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 27.82% Q2 2020
Worst Quarter: (20.94%) Q2 2022

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab U.S. Large-Cap Growth Index Fund		12 Months Ended	60 Months Ended	96 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.42%	14.24%	[1]
S&P 500® Index | Performance Inception Date				Dec. 20, 2017
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent		18.56%	15.32%	17.97%	[1]
Russell 1000® Growth Index | Performance Inception Date				Dec. 20, 2017
Schwab U.S. Large-Cap Growth Index Fund | Average Annual Return, Label [Optional Text]	Before taxes
Schwab U.S. Large-Cap Growth Index Fund | Average Annual Return, Percent		18.56%	15.29%	17.92%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Performance Inception Date				Dec. 20, 2017
Schwab U.S. Large-Cap Growth Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab U.S. Large-Cap Growth Index Fund | After Taxes on Distributions | Average Annual Return, Percent		18.43%	15.05%	17.67%	[1]
Schwab U.S. Large-Cap Growth Index Fund | After Taxes on Distributions | Performance Inception Date				Dec. 20, 2017
Schwab U.S. Large-Cap Growth Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab U.S. Large-Cap Growth Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.08%	12.27%	15.03%	[1]
Schwab U.S. Large-Cap Growth Index Fund | After Taxes on Distributions and Sales | Performance Inception Date				Dec. 20, 2017
[1]	Since inception December 20, 2017.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	27.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.94%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Schwab U.S. Large-Cap Value Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000 Value Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the Russell 1000 Value Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 16.24% Q4 2020
Worst Quarter: (26.79%) Q1 2020

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab U.S. Large-Cap Value Index Fund		12 Months Ended	60 Months Ended	96 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.42%	14.24%	[1]
S&P 500® Index | Performance Inception Date				Dec. 20, 2017
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent		15.91%	11.33%	9.32%	[1]
Russell 1000® Value Index | Performance Inception Date				Dec. 20, 2017
Schwab U.S. Large-Cap Value Index Fund | Average Annual Return, Label [Optional Text]	Before taxes
Schwab U.S. Large-Cap Value Index Fund | Average Annual Return, Percent		15.88%	11.30%	9.26%	[1]
Schwab U.S. Large-Cap Value Index Fund | Performance Inception Date				Dec. 20, 2017
Schwab U.S. Large-Cap Value Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab U.S. Large-Cap Value Index Fund | After Taxes on Distributions | Average Annual Return, Percent		15.28%	10.46%	8.46%	[1]
Schwab U.S. Large-Cap Value Index Fund | After Taxes on Distributions | Performance Inception Date				Dec. 20, 2017
Schwab U.S. Large-Cap Value Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab U.S. Large-Cap Value Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.74%	8.79%	7.25%	[1]
Schwab U.S. Large-Cap Value Index Fund | After Taxes on Distributions and Sales | Performance Inception Date				Dec. 20, 2017
[1]	Since inception December 20, 2017.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	16.24%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(26.79%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Schwab U.S. Mid-Cap Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell Midcap Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the Russell Midcap Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 24.55% Q2 2020
Worst Quarter: (27.07%) Q1 2020

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab U.S. Mid-Cap Index Fund		12 Months Ended	60 Months Ended	96 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.42%	14.24%	[1]
S&P 500® Index | Performance Inception Date				Dec. 20, 2017
Russell Midcap® Index | Average Annual Return, Label [Optional Text]	Russell Midcap® Index
Russell Midcap® Index | Average Annual Return, Percent		10.60%	8.67%	9.78%	[1]
Russell Midcap® Index | Performance Inception Date				Dec. 20, 2017
Schwab U.S. Mid-Cap Index Fund | Average Annual Return, Label [Optional Text]	Before taxes
Schwab U.S. Mid-Cap Index Fund | Average Annual Return, Percent		10.57%	8.65%	9.73%	[1]
Schwab U.S. Mid-Cap Index Fund | Performance Inception Date				Dec. 20, 2017
Schwab U.S. Mid-Cap Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab U.S. Mid-Cap Index Fund | After Taxes on Distributions | Average Annual Return, Percent		9.95%	8.05%	9.15%	[1]
Schwab U.S. Mid-Cap Index Fund | After Taxes on Distributions | Performance Inception Date				Dec. 20, 2017
Schwab U.S. Mid-Cap Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab U.S. Mid-Cap Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.58%	6.71%	7.74%	[1]
Schwab U.S. Mid-Cap Index Fund | After Taxes on Distributions and Sales | Performance Inception Date				Dec. 20, 2017
[1]	Since inception December 20, 2017.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	24.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(27.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Schwab International Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 18.19% Q4 2022
Worst Quarter: (23.21%) Q1 2020

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab International Index Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net)(1) | Average Annual Return, Label [Optional Text]		MSCI EAFE Index (Net)(1)
MSCI EAFE Index (Net)(1) | Average Annual Return, Percent	[1]		31.22%	8.92%	8.18%
Schwab International Index Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab International Index Fund | Average Annual Return, Percent			31.56%	8.96%	8.31%
Schwab International Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab International Index Fund | After Taxes on Distributions | Average Annual Return, Percent			30.42%	8.21%	7.64%
Schwab International Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab International Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			19.39%	7.00%	6.67%
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab International Index Fund | Schwab International Index Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.19%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Schwab Fundamental U.S. Large Company Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Russell 1000® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 18.47% Q2 2020
Worst Quarter: (26.07%) Q1 2020

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Fundamental U.S. Large Company Index Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index | Average Annual Return, Label [Optional Text]		Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent			17.37%	13.59%	14.59%
RAFI Fundamental High Liquidity US Large Index | Average Annual Return, Label [Optional Text]		RAFI Fundamental High Liquidity US Large Index
RAFI Fundamental High Liquidity US Large Index | Average Annual Return, Percent			17.28%
Fundamental US Large Spliced Index(1) | Average Annual Return, Label [Optional Text]		Fundamental US Large Spliced Index(1)
Fundamental US Large Spliced Index(1) | Average Annual Return, Percent	[1]		17.28%	14.90%	13.65%
Schwab Fundamental U.S. Large Company Index Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Fundamental U.S. Large Company Index Fund | Average Annual Return, Percent			17.03%	14.62%	13.39%
Schwab Fundamental U.S. Large Company Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Fundamental U.S. Large Company Index Fund | After Taxes on Distributions | Average Annual Return, Percent			16.57%	13.97%	12.25%
Schwab Fundamental U.S. Large Company Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Fundamental U.S. Large Company Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			10.41%	11.64%	10.78%
[1]

The Fundamental US Large Spliced Index is an internally calculated index comprised of the Russell RAFI US Large Company Index from October 19, 2012, until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US Large Index from June 22, 2024, forward.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(26.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Schwab Fundamental U.S. Small Company Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 30.57% Q4 2020
Worst Quarter: (35.51%) Q1 2020

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Fundamental U.S. Small Company Index Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	14.82%
RAFI Fundamental High Liquidity US Small Index | Average Annual Return, Label [Optional Text]		RAFI Fundamental High Liquidity US Small Index
RAFI Fundamental High Liquidity US Small Index | Average Annual Return, Percent			7.84%
Fundamental US Small Spliced Index(1) | Average Annual Return, Label [Optional Text]		Fundamental US Small Spliced Index(1)
Fundamental US Small Spliced Index(1) | Average Annual Return, Percent	[1]		7.84%	9.69%	10.23%
Schwab Fundamental U.S. Small Company Index Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Fundamental U.S. Small Company Index Fund | Average Annual Return, Percent			7.67%	9.49%	10.03%
Schwab Fundamental U.S. Small Company Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Fundamental U.S. Small Company Index Fund | After Taxes on Distributions | Average Annual Return, Percent			7.32%	8.26%	8.71%
Schwab Fundamental U.S. Small Company Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Fundamental U.S. Small Company Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			4.78%	7.27%	7.82%
[1]

The Fundamental US Small Spliced Index is an internally calculated index comprised of the Russell RAFI US Small Company Index from October 19, 2012, until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US Small Index from June 22, 2024, forward.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	30.57%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(35.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Schwab Fundamental International Equity Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The MSCI EAFE Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 21.62% Q4 2020
Worst Quarter: (27.49%) Q1 2020

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Fundamental International Equity Index Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net)(1) | Average Annual Return, Label [Optional Text]		MSCI EAFE Index (Net)(1)
MSCI EAFE Index (Net)(1) | Average Annual Return, Percent	[1]		31.22%	8.92%	8.18%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net)(1) | Average Annual Return, Label [Optional Text]		RAFI Fundamental High Liquidity Developed ex US Large Index (Net)(1)
RAFI Fundamental High Liquidity Developed ex US Large Index (Net)(1) | Average Annual Return, Percent	[1]		40.64%
Fundamental Developed ex US Large Spliced Index(1)(2) | Average Annual Return, Label [Optional Text]		Fundamental Developed ex US Large Spliced Index(1)(2)
Fundamental Developed ex US Large Spliced Index(1)(2) | Average Annual Return, Percent	[1],[2]		40.64%	12.94%	10.01%
Schwab Fundamental International Equity Index Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Fundamental International Equity Index Fund | Average Annual Return, Percent			41.03%	12.75%	9.91%
Schwab Fundamental International Equity Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Fundamental International Equity Index Fund | After Taxes on Distributions | Average Annual Return, Percent			39.48%	11.93%	9.22%
Schwab Fundamental International Equity Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Fundamental International Equity Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			25.54%	10.16%	8.09%
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[2]

The Fundamental Developed ex US Large Spliced Index is an internally calculated index comprised of the Russell RAFI Developed ex US Large Company Index (Net) from October 19, 2012, until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) from June 22, 2024, forward.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.62%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(27.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Schwab Fundamental International Small Equity Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The MSCI EAFE Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 18.33% Q2 2020
Worst Quarter: (28.91%) Q1 2020

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Fundamental International Small Equity Index Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net)(1) | Average Annual Return, Label [Optional Text]		MSCI EAFE Index (Net)(1)
MSCI EAFE Index (Net)(1) | Average Annual Return, Percent	[1]		31.22%	8.92%	8.18%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net)(1) | Average Annual Return, Label [Optional Text]		RAFI Fundamental High Liquidity Developed ex US Small Index (Net)(1)
RAFI Fundamental High Liquidity Developed ex US Small Index (Net)(1) | Average Annual Return, Percent	[1]		36.03%
Fundamental Developed ex US Small Spliced Index(1)(2) | Average Annual Return, Label [Optional Text]		Fundamental Developed ex US Small Spliced Index(1)(2)
Fundamental Developed ex US Small Spliced Index(1)(2) | Average Annual Return, Percent	[1],[2]		36.03%	8.52%	8.37%
Schwab Fundamental International Small Equity Index Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Fundamental International Small Equity Index Fund | Average Annual Return, Percent			36.12%	8.14%	8.10%
Schwab Fundamental International Small Equity Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Fundamental International Small Equity Index Fund | After Taxes on Distributions | Average Annual Return, Percent			33.58%	6.93%	7.11%
Schwab Fundamental International Small Equity Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Fundamental International Small Equity Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			23.16%	6.31%	6.44%
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[2]

The Fundamental Developed ex US Small Spliced Index is an internally calculated index comprised of the Russell RAFI Developed ex US Small Company Index (Net) from October 19, 2012, until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) from June 22, 2024, forward.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.33%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(28.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Schwab Fundamental Emerging Markets Equity Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The MSCI Emerging Markets Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 21.76% Q4 2020
Worst Quarter: (30.98%) Q1 2020

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Fundamental Emerging Markets Equity Index Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (Net)(1) | Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (Net)(1)
MSCI Emerging Markets Index (Net)(1) | Average Annual Return, Percent	[1]		33.57%	4.20%	8.42%
RAFI Fundamental High Liquidity Emerging Markets Index (Net)(1) | Average Annual Return, Label [Optional Text]		RAFI Fundamental High Liquidity Emerging Markets Index (Net)(1)
RAFI Fundamental High Liquidity Emerging Markets Index (Net)(1) | Average Annual Return, Percent	[1]		29.54%
Fundamental Emerging Markets Spliced Index(1)(2) | Average Annual Return, Label [Optional Text]		Fundamental Emerging Markets Spliced Index(1)(2)
Fundamental Emerging Markets Spliced Index(1)(2) | Average Annual Return, Percent	[1],[2]		29.54%	10.43%	11.39%
Schwab Fundamental Emerging Markets Equity Index Fund | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Fundamental Emerging Markets Equity Index Fund | Average Annual Return, Percent			29.17%	9.91%	10.81%
Schwab Fundamental Emerging Markets Equity Index Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Fundamental Emerging Markets Equity Index Fund | After Taxes on Distributions | Average Annual Return, Percent			27.87%	8.71%	9.94%
Schwab Fundamental Emerging Markets Equity Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Fundamental Emerging Markets Equity Index Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent			17.97%	7.60%	8.82%
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[2]

The Fundamental Emerging Markets Spliced Index is an internally calculated index comprised of the Russell RAFI Emerging Markets Large Company Index (Net) from October 19, 2012, until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Emerging Markets Index (Net) from June 22, 2024, forward.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.76%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(30.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020